Shareholder Report, Holdings (Details) - C000048969 [Member]	Aug. 31, 2026
Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
A One [Member]
Holdings [Line Items]
Percent of Total Investments	66.20%
A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	54.10%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%